FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Sensitivity Analysis

	December 31, 2021
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(427)	(224)	4,699	522	247
Other receivables	(13)	(7)	142	16	7
Trade payables	40	21	(442)	(49)	(23)
Other payables	102	53	(1,119)	(124)	(59)
Total NIS-linked balances	(298)	(157)	3,280	365	172
Euro-linked trade payables	(158)	(83)	(1,230)	193	92
Total	(456)	(240)	2,050	558	264

	December 31, 2020
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(341)	(179)	3,755	198	417
Other receivables	(13)	(7)	141	7	16
Trade payables	47	25	(518)	(27)	(58)
Other payables	117	61	(1,286)	(68)	(143)
Total NIS-linked balances	(190)	(100)	2,092	110	232
Euro-linked trade payables	(203)	(106)	(2,232)	248	117
Total	(393)	(206)	(140)	358	349

Schedule of Concentration of Currency Risk

	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2019	3.456	0.891
2020	3.215	0.815
2021	3.110	0.884

Percentage increase (decrease) in the exchange rate:
2020	(7.0)%	(8.5)%
2021	(3.3)%	8.5%

Schedule of Linkage of Monetary Items
	December 31, 2020			December 31, 2021
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	12,488	3,755	588	7,223	4,699	1,068
Short term bank deposits	5,756	-	-	44,145	-	-
Other receivables	-	141	-	-	142	-
	18,244	3,896	588	51,368	4,841	1,068
Liabilities:
Current liabilities:
Current maturities of long-term loans	3,092	-	-	2,757	-	-
Accounts payable and accruals:
Trade	2,455	518	2,945	2,700	442	2,425
Other	154	1,286	-	108	1,119	-
Non-current liabilities
Long-term loans, net of current maturities	2,740	-	-	-	-	-
	8,441	1,804	2,945	5,565	1,561	2,425
Net balance	9,803	2,092	(2,357)	45,803	3,280	(1,357)

Schedule of Credit Risk
	December 31,
	2020	2021
	in USD thousands
Assets:
Cash and cash equivalents	16,831	12,990
Short-term bank deposits	5,756	44,145
Other receivables	141	142
Total	22,728	57,277

Schedule of Changes in Financial Liabilities With Cash Flows Included in Financing Activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2020	8,491	658	9,149
Changes during the year 2020:
Cash flows received	-	5,669	5,669
Cash flows paid	(3,133)	-	(3,133)
Share premium resulting from exercise of warrants	-	(1,251)	(1,251)
Amounts recognized through profit and loss	474	5,142	5,616
Balance as of December 31, 2020	5,832	10,218	16,050
Changes during the year 2021:
Cash flows paid	(3,376)	-	(3,376)
Share premium resulting from exercise of warrants	-	(10,295)	(10,295)
Amounts recognized through profit and loss	301	1,936	2,237
Balance as of December 31, 2021	2,757	1,859	4,616

Schedule of Fair Value Measurement of Warrants

Warrants
in USD thousands
Balance as of January 1, 2019	323
Changes during 2019:
Issuances	4,969
Changes in fair value through profit and loss	(4,634)
Balance as of December 31, 2019	658
Changes during 2020:
Issuances	5,669
Exercises	(1,251)
Changes in fair value through profit and loss	5,142
Balance as of December 31, 2020	10,218
Changes during 2021:
Issuances	-
Exercises	(10,295)
Changes in fair value through profit and loss	1,936
Balance as of December 31, 2021	1,859